PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 765,655	R$ 554,666
Balance at the end of the year	1,003,035	765,655
Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,483,618	1,257,885
Interest on the asset limitation	145,677	108,344
Changes in the assets limitation, except interest	557,103	(117,389)
Balance at the end of the year	1,072,192	1,483,618
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	64,725	(26,359)
Balance at the end of the year	5,971	64,725
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,368,814	1,217,739
Interest on the asset limitation	134,449	104,835
Changes in the assets limitation, except interest	431,071	(46,240)
Balance at the end of the year	1,072,192	1,368,814
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	700,930	581,025
Interest on the asset limitation	143,981
Balance at the end of the year	997,064	700,930
Post-retirement health plans | Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	114,804	40,146
Interest on the asset limitation	11,228	3,509
Changes in the assets limitation, except interest	126,032	(71,149)
Balance at the end of the year	R$ 0	R$ 114,804